Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details)	Dec. 31, 2025	Aug. 28, 2025
Measurement Input, Option Volatility [Member] | JV Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input		110.1
Measurement Input, Option Volatility [Member] | June 2024 Warrants [Member] | Stock Purchase Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	113.8
Measurement Input, Option Volatility [Member] | November 2024 Warrants [Member] | Stock Purchase Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	113.8
Measurement Input, Risk Free Interest Rate [Member] | JV Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input		3.65
Measurement Input, Risk Free Interest Rate [Member] | June 2024 Warrants [Member] | Stock Purchase Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	4.4
Measurement Input, Risk Free Interest Rate [Member] | November 2024 Warrants [Member] | Stock Purchase Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	4.2
Measurement Input, Expected Dividend Rate [Member] | JV Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input		0
Measurement Input, Expected Dividend Rate [Member] | June 2024 Warrants [Member] | Stock Purchase Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	0
Measurement Input, Expected Dividend Rate [Member] | November 2024 Warrants [Member] | Stock Purchase Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	0
Measurement Input, Expected Term [Member] | JV Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input		5
Measurement Input, Expected Term [Member] | November 2024 Warrants [Member] | Stock Purchase Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	5
Measurement Input, Expected Term [Member] | June 2024 Warrants [Member] | Stock Purchase Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	4.6
Measurement Input, Exercise Price [Member] | JV Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input		4.4
Measurement Input, Exercise Price [Member] | June 2024 Warrants [Member] | Stock Purchase Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	2
Measurement Input, Exercise Price [Member] | November 2024 Warrants [Member] | Stock Purchase Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	2
Measurement Input, Share Price [Member] | JV Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input		4.33
Measurement Input, Fair Value [Member] | JV Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input		1,673